OTHER RECEIVABLES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
OTHER RECEIVABLES

6. OTHER RECEIVABLES

Other receivables consisted of the following as of March 31, 2022, March 31, 2021 and December 31, 2021 and December 31, 2020.

	As of March 31, 2022	As of March 31, 2021	As of December 31, 2021	As of December 31, 2020
Other receivables	$176,288	$281,727	$1,300	$19,926
Total other receivables	$176,288	$281,727	$1,300	$19,926

As of March 31, 2022, the amount of $176,288 on other receivables are related party transactions and outstanding balances, as compared to $281,727 as of March 31, 2021. As of December 31, 2021 and 2020, the amount of $1,300 and $19,926 on other receivables are related party transactions and outstanding balances.

6. OTHER RECEIVABLES

Other receivables consisted of the following as of June 30, 2022 and December 31, 2021.

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Other receivables	$608,378	$1,300
Total other receivables	$608,378	$1,300

As of June 30, 2022 and December 31, 2021, the amount of $608,378 and $1,300 respectively on other receivables are related party transactions and outstanding balances.

6. OTHER RECEIVABLES

Other receivables consisted of the following as of December 31, 2021 and December 31, 2020.

	As of December 31, 2021	As of December 31, 2020
Other receivables	$1,300	$19,926
Total other receivables,	$1,300	$19,926

As of December 31, 2021, the amount of $1,300 on other receivables are related party transactions and outstanding balances. As of December 31, 2020, the amount of $19,926 on other receivables are related party transactions and outstanding balances.